Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation of Property, Plant and Equipment	Depreciation lives are as follows:
Years
Machinery and equipment	1-10
Buildings and improvements	5-30
Computer equipment and software	3-5
Office equipment	5-14
Furniture and fixtures	1-10

Schedule of Other Intangible Assets, Amortization Lives

Other intangible assets and their amortization lives are as follows:

Weighted Average
Useful Life
Developed technology	9
Patents	10
Trademarks and trade names	11
Customer relationships	10
Non-compete agreement	4
Capitalized software development costs	5
In-process research and development	Indefinite